SEGMENTED INFORMATION	12 Months Ended
Nov. 30, 2022
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION [Text Block]

20. SEGMENTED INFORMATION

The Company operates in one business segment, focusing on developing technologies as described in Note 1.

The Company's revenues were generated in the US and UK were mostly composed of sales of engineering design services and radar components to well-known government agencies and prime contractors. All the long-lived assets are located in the US as of November 30, 2022, 2021 and 2020. The following table summarizes the revenue by geographical location:

	Canada	USA	UK	Total
For the year ended November 30, 2022
Revenues	$-	$154,625	$452,734	$607,359
Gross Profit	-	97,115	319,069	416,184
For the year ended November 30, 2021
Revenues	$-	$79,795	$104,601	$184,396
Gross Profit	-	27,703	53,584	81,287
For the year ended November 30, 2020
Revenues	$-	$70,931	$-	$70,931
Gross Profit	-	39,615	-	39,615